EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of employee benefits [text block] [Abstract]
Schedule of defined benefit plans
	As of	As of
	December 31,	December 31,
	2021	2020
	ThUS$	ThUS$

Retirements payments	35,075	51,007
Resignation payments	5,817	8,230
Other obligations	15,341	14,879

Total liability for employee benefits	56,233	74,116

Schedule of movement in retirements and resignation payments and other obligations
	Opening	Increase (decrease) current service	Benefits	Actuarial (gains)	Currency	Closing
	balance	provision	paid	losses	translation	balance
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
From January 1 to December 31, 2019	82,365	11,242	(4,390)	10,636	(6,283)	93,570
From January 1 to December 31, 2020	93,570	(18,759)	(8,634)	3,968	3,971	74,116
From January 1 to December 31, 2021	74,116	(11,391)	(5,136)	10,018	(11,374)	56,233

Schedule of principal assumptions
	For the year ended
	December 31,
Assumptions	2021	2020

Discount rate	5.81%	2.67%
Expected rate of salary increase	3.00%	2.80%
Rate of turnover	5.14%	5.56%
Mortality rate	RV-2014	RV-2014
Inflation rate	3.4%	2.8%
Retirement age of women	60	60
Retirement age of men	65	65

Schedule of sensitivity analysis for the variables
	Effect on the liability
	As of	As of
	December 31,	December 31,
	2021	2020
	ThUS$	ThUS$
Discount rate
Change in the accrued liability an closing for increase in 100 p.b.	(2,642)	(4,576)
Change in the accrued liability an closing for decrease of 100 p.b.	2,959	5,244

Rate of wage growth
Change in the accrued liability an closing for increase in 100 p.b.	2,849	4,946
Change in the accrued liability an closing for decrease of 100 p.b.	(2,613)	(4,678)

Schedule of liability for short-term
	As of	As of
	December 31,	December 31,
	2021	2020
	ThUS$	ThUS$
Profit-sharing and bonuses (*)	58,153	2,186

(*)	Accounts payables to employees (Note 20 letter b)

Schedule of employment expenses
	For the year ended
	December 31,
	2021	2020	2019
	ThUS$	ThUS$	ThUS$
Salaries and wages	825,792	850,557	1,478,804
Short-term employee benefits	122,650	41,259	147,576
Other personnel expenses	93,457	70,244	168,382
Total	1,041,899	962,060	1,794,762